Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2026
Events occurring after the balance sheet date
Events occurring after the balance sheet date

15.    Events occurring after the balance sheet date

On October 30, 2026, the Company established a new U.S. dollar commercial paper program under which $1,000,000 (€895,095 on October 30, 2026) in short-term notes can be issued to supplement the Company’s existing European commercial paper program under which €1,500,000 can be issued. No other significant events have taken place subsequent to the balance sheet date September 30, 2026 that have a material impact on the key figures and earnings presented.

On October 7, 2026, the Supervisory Board appointed Shervin J. Korangy (51) as Chief Executive Officer (CEO) of the Company and Chair of the Management Board, effective October 12, 2026. Mr. Korangy succeeded Helen Giza, who served as CEO and Chair of the Management Board for four years, following three years as Chief Financial Officer. The Supervisory Board has identified Ms. Ann Custin (66) as Mr. Korangy’s successor as a member of the Supervisory Board. Ms. Custin was appointed by the competent court effective October 26, 2026. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.